NOTES PAYABLE (Details 1) - USD ($)	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unamortized Debt Discount	$ (2,608,900)			$ 0
Net Non-Related Party Notes Payable	104,183			79,183	$ 169,574
Convertible Notes Payable		$ 225,000	$ 275,000
Non-Related Party Notes Payable [Member]
Convertible Notes Payable with Detached Free-standing Warrants	1,005,000			0
Convertible Notes Payable	56,683			56,683	143,136
Conventional Non-Convertible Notes Payable	42,500			42,500	21,438
Notes Payable with Detached Free-standing Warrants	5,000			5,000	5,000
Unamortized Debt Discount	(774,850)			0
Net Non-Related Party Notes Payable	334,333			104,183
Current portion	(104,183)			(79,183)	0
Convertible Notes Payable	$ 230,150			$ 25,000	$ 169,574